Note 4 - Stockholders' Equity - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Outstanding (in shares)	5,467	2,816	2,816
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)	$ 29.62	$ 64.80	$ 64.80
Granted (in shares)			4,904
Granted, Weighted Average Grant Date Fair Value (in dollars per share)			$ 5.90
Exercised and converted to common shares (in shares)	(563)	(1,126)	(1,127)	0
Exercised and converted to common shares, Weighted Average Grant Date Fair Value (in dollars per share)			$ 22.20
Forfeited (in shares)			(1,126)
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)			$ 22.20
Outstanding (in shares)			5,467	2,816
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)			$ 29.62	$ 64.80
Exercisable (in shares)			2,925
Exercisable, Weighted Average Grant Date Fair Value (in dollars per share)			$ 50.23